SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Apr. 30, 2023	Jan. 30, 2024	Dec. 05, 2022
Platform Operator, Crypto Asset [Line Items]
Allowance for doubtful accounts	$ 28,000	$ 40,000	$ 209,690
Property plant and equipment, useful life	5 years	5 years
Investment at cost				$ 16,500,000	$ 500,000
Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Recognized derivative expense		$ 14,119,784	8,995,962
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of contingent consideration	$ 0	0	418,455
Investment at cost		$ 16,500,000	$ 0